SCHEDULE OF CONSOLIDATED BALANCE SHEETS (Details)	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 30, 2023 USD ($)	Sep. 30, 2023 USD ($)	Jul. 06, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 05, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 30, 2022 USD ($)	Mar. 21, 2022 USD ($)	Mar. 21, 2022 SGD ($)	Dec. 31, 2021 USD ($)	Nov. 30, 2021 USD ($)
Current Assets
Cash	$ 832,368			$ 878,803	$ 585,654							$ 1,172,581
Other current assets					117,500							9,043
Total Current Assets	1,750,434			957,456	703,154							1,194,624
Cash and marketable securities held in Trust Account					21,252,639							88,102,610
TOTAL ASSETS	2,920,066			1,983,518	21,955,793							89,297,234
Current Liabilities
Accounts payable and accrued expenses	446,807			137,199	632,270						$ 60,771	376,541
Extension Loan – Related Party					205,305		$ 69,158		$ 68,928
Total Current Liabilities	1,921,780			2,770,587	837,575							376,541
Deferred underwriting compensation					3,018,750							3,018,750
Total Liabilities				2,952,967	3,856,325							3,395,291
Commitments and Contingencies
Temporary equity:
Class A common stock subject to possible redemption; 1,976,036 shares (at approximately $10.35 per share) as of December 31, 2023					20,457,011							87,934,212
Stockholders’ Equity
Preferred stock, US$0.001 par value; 10,000,000 shares authorized; none issued and outstanding as of December 31, 2022
Common stock, US$.001 par value; 50,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2022	2,226			10
Retained earnings	(5,038,656)			(781,085)	(2,357,806)						873,306	(2,032,532)
Total HWH International Inc. Stockholders’ (deficit) equity	(374,893)			(978,115)	(2,357,543)							(2,032,269)
TOTAL LIABILITIES AND STOCKHOLDERS’ (DEFICIT) EQUITY	2,920,066			1,983,518	21,955,793							89,297,234
Cash and cash equivalents	832,368			1,159,201	585,654							1,172,581	$ 183,311	$ 243,567
Accounts Receivable, net	35,067			28,611		$ 24,189					9,070				$ 2,519
Inventory	1,894			1,977
Other receivables	120,082			41,203
Convertible note receivable - related party	739,590										198,125
Prepaid expenses	17,542			6,862
Non-Current Assets
Property and Equipment, net	36,718			129,230							166,338
Investment in associate, related party											155,369
Deposit	406,479			298,324
Operating lease right-of-use assets, net	711,458			598,508
Total Non-Current Assets	1,169,632			1,026,062
Accrued commissions	82,154			85,206
VAT payable
Due to related party, net	685,153
Operating lease liabilities - Current	438,011			429,687
Deferred revenue
Non-Current Liabilities
Operating lease liabilities - Non-current	286,759			182,380
Total Non-Current Liabilities	1,249,399			182,380
Accumulated other comprehensive loss	(289,586)			(197,040)							(200,039)
Non-controlling interests	123,780			8,666							4,836
Total Stockholders’ (Deficit) Equity	(251,113)	$ (3,499,462)	$ (2,967,998)	(969,449)	(2,357,543)	$ (2,646,458)		$ (2,183,356)		$ (1,574,742)	(1,805,434)	(2,032,269)			$ 1,599,667	$ 20,000
Related Party [Member]
Stockholders’ Equity
Other receivables												13,000
Non-Current Assets
Due to related party, net				2,118,495
Previously Reported [Member]
Current Assets
Cash				280,398
Total Current Assets				380,398							2,049,910
Cash and marketable securities held in Trust Account				21,346,768
TOTAL ASSETS				21,727,166							3,701,755
Current Liabilities
Accounts payable and accrued expenses				30,155							63,354
Total Current Liabilities				3,254,210							2,412,279
Commitments and Contingencies
Temporary equity:
Class A common stock subject to possible redemption; 1,976,036 shares (at approximately $10.35 per share) as of December 31, 2023				20,457,011
Stockholders’ Equity
Preferred stock, US$0.001 par value; 10,000,000 shares authorized; none issued and outstanding as of December 31, 2022
Common stock, US$.001 par value; 50,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2022											10
Retained earnings				(1,984,318)							930,175
Total HWH International Inc. Stockholders’ (deficit) equity				(1,984,055)							734,982
TOTAL LIABILITIES AND STOCKHOLDERS’ (DEFICIT) EQUITY				21,727,166							3,701,755
Cash and cash equivalents											1,651,088
Accounts Receivable, net											9,070
Inventory											34,126
Other receivables											337,798
Convertible note receivable - related party
Prepaid expenses				100,000							17,828
Non-Current Assets
Property and Equipment, net											166,338
Investment in associate, related party											207,402
Deposit											305,036
Operating lease right-of-use assets, net											973,069
Total Non-Current Assets				21,346,768							1,651,845
Accrued commissions											143,383
VAT payable											101,373
Due to related party, net				205,305
Operating lease liabilities - Current											419,303
Deferred revenue											21,198
Non-Current Liabilities
Operating lease liabilities - Non-current											559,330
Total Non-Current Liabilities											559,330
Accumulated other comprehensive loss											(195,203)
Non-controlling interests											(4,836)
Total Stockholders’ (Deficit) Equity				(1,984,055)							730,146
Previously Reported [Member] | Related Party [Member]
Non-Current Assets
Due to related party, net											1,663,668
Revision of Prior Period, Reclassification, Adjustment [Member]
Current Assets
Total Current Assets											(103,956)
TOTAL ASSETS											(155,989)
Current Liabilities
Accounts payable and accrued expenses											(2,583)
Total Current Liabilities											(103,956)
Stockholders’ Equity
Preferred stock, US$0.001 par value; 10,000,000 shares authorized; none issued and outstanding as of December 31, 2022
Common stock, US$.001 par value; 50,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2022
Retained earnings											(56,869)
Total HWH International Inc. Stockholders’ (deficit) equity											(61,705)
TOTAL LIABILITIES AND STOCKHOLDERS’ (DEFICIT) EQUITY											(155,989)
Cash and cash equivalents
Accounts Receivable, net
Inventory
Other receivables											(302,081)
Convertible note receivable - related party											198,125
Prepaid expenses
Non-Current Assets
Property and Equipment, net
Investment in associate, related party											(52,033)
Deposit
Operating lease right-of-use assets, net
Total Non-Current Assets											(52,033)
Accrued commissions
VAT payable											(101,373)
Operating lease liabilities - Current
Deferred revenue
Non-Current Liabilities
Operating lease liabilities - Non-current
Total Non-Current Liabilities
Accumulated other comprehensive loss											(4,836)
Non-controlling interests											9,672
Total Stockholders’ (Deficit) Equity											(52,033)
Revision of Prior Period, Reclassification, Adjustment [Member] | Related Party [Member]
Non-Current Assets
Due to related party, net
Restated [Member]
Current Assets
Cash				1,159,201							1,651,088
Total Current Assets				1,337,854							1,945,954
Cash and marketable securities held in Trust Account				21,346,768
TOTAL ASSETS				23,710,684							3,545,766
Current Liabilities
Accounts payable and accrued expenses				167,354							60,771
Total Current Liabilities				6,024,797							2,308,323
Total Liabilities											2,867,653
Commitments and Contingencies
Temporary equity:
Class A common stock subject to possible redemption; 1,976,036 shares (at approximately $10.35 per share) as of December 31, 2023				20,457,011
Stockholders’ Equity
Preferred stock, US$0.001 par value; 10,000,000 shares authorized; none issued and outstanding as of December 31, 2022
Common stock, US$.001 par value; 50,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2022				1							10
Retained earnings				(2,765,403)							873,306
Total HWH International Inc. Stockholders’ (deficit) equity				(2,962,170)							673,277
TOTAL LIABILITIES AND STOCKHOLDERS’ (DEFICIT) EQUITY				23,710,684							3,545,766
Cash and cash equivalents											1,651,088
Accounts Receivable, net				28,611							9,070
Inventory				1,977							34,126
Other receivables				41,203							35,717
Convertible note receivable - related party											198,125
Prepaid expenses				106,862							17,828
Non-Current Assets
Property and Equipment, net				129,230							166,338
Investment in associate, related party											155,369
Deposit				298,324							305,036
Operating lease right-of-use assets, net				598,508							973,069
Total Non-Current Assets				22,372,830							1,599,812
Accrued commissions				85,206							143,383
VAT payable
Due to related party, net				2,323,800
Operating lease liabilities - Current				429,687							419,303
Deferred revenue											21,198
Non-Current Liabilities
Operating lease liabilities - Non-current				182,380							559,330
Total Non-Current Liabilities				182,380							559,330
Accumulated other comprehensive loss				(197,040)							(200,039)
Non-controlling interests				8,666							4,836
Total Stockholders’ (Deficit) Equity				(2,953,504)							678,113
Restated [Member] | Related Party [Member]
Non-Current Assets
Due to related party, net											$ 1,663,668
Common Class A [Member]
Stockholders’ Equity
Common stock, US$.001 par value; 50,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2022					47							47
Common Class A [Member] | Previously Reported [Member]
Stockholders’ Equity
Common stock, US$.001 par value; 50,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2022				47
Common Class A [Member] | Restated [Member]
Stockholders’ Equity
Common stock, US$.001 par value; 50,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2022				47
Common Class B [Member]
Stockholders’ Equity
Common stock, US$.001 par value; 50,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2022					$ 216							$ 216
Common Class B [Member] | Previously Reported [Member]
Stockholders’ Equity
Common stock, US$.001 par value; 50,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2022				216
Common Class B [Member] | Restated [Member]
Stockholders’ Equity
Common stock, US$.001 par value; 50,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2022				216
Alset, HWH and HWH Merger Sub Inc. [Member]
Current Assets
Cash				280,398
Other current assets				100,000
Total Current Assets				380,398
Cash and marketable securities held in Trust Account				21,346,768
TOTAL ASSETS				21,727,166
Current Liabilities
Accounts payable and accrued expenses				30,155
Extension Loan – Related Party				205,305
Total Current Liabilities				235,460
Deferred underwriting compensation				3,018,750
Total Liabilities				3,254,210
Commitments and Contingencies
Temporary equity:
Class A common stock subject to possible redemption; 1,976,036 shares (at approximately $10.35 per share) as of December 31, 2023				20,457,011
Stockholders’ Equity
Preferred stock, US$0.001 par value; 10,000,000 shares authorized; none issued and outstanding as of December 31, 2022
Retained earnings				(1,984,318)
Total HWH International Inc. Stockholders’ (deficit) equity				(1,984,055)
TOTAL LIABILITIES AND STOCKHOLDERS’ (DEFICIT) EQUITY				21,727,166
Alset, HWH and HWH Merger Sub Inc. [Member] | Common Class A [Member]
Stockholders’ Equity
Common stock, US$.001 par value; 50,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2022				47
Alset, HWH and HWH Merger Sub Inc. [Member] | Common Class B [Member]
Stockholders’ Equity
Common stock, US$.001 par value; 50,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2022				$ 216